Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Common shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Total Xunlei Limited's shareholders' equity [Member]	Non-controlling interest [Member]	Total
Beginning Balance, Amount at Dec. 31, 2018	$ 84	$ 8	$ 466,624	$ (113,804)	$ 5,132	$ (12,748)	$ 345,296	$ (1,116)	$ 344,180
Beginning Balance, Shares at Dec. 31, 2018	336,522,780	32,354,429
Repurchase of common shares, Amount		$ (1)
Share-based compensation			5,428				5,428		5,428
Restricted shares vested	$ 1
Restricted shares vested (Shares)	2,642,465	(2,642,465)
Cancellation of common shares	(4)
Net (loss)/income				(53,169)			(53,169)	(246)	(53,415)
Currency translation adjustments						(677)	(677)	27	(650)
Ending Balance, Amount at Dec. 31, 2019	$ 85	$ 7	472,052	(166,973)	5,132	(13,425)	296,878	(1,335)	295,543
Ending Balance, Shares at Dec. 31, 2019	339,165,241	29,711,964
Repurchase of common shares, Amount	$ (1)	$ 1	(4,475)				(4,475)		(4,475)
Repurchase of common shares, shares	(5,956,960)	5,956,960
Share-based compensation			2,310				2,310		2,310
Restricted shares vested (Shares)	1,193,700	(1,193,700)
Appropriation of statutory reserves				(282)	282
Net (loss)/income				(13,840)			(13,840)	(300)	(14,140)
Currency translation adjustments						11,281	11,281	(146)	11,135
Ending Balance, Amount at Dec. 31, 2020	$ 84	$ 8	469,887	(181,095)	5,414	(2,144)	292,154	(1,781)	290,373
Ending Balance, Shares at Dec. 31, 2020	334,401,981	34,475,224
Share-based compensation			6,170				6,170		6,170
Restricted shares vested (Shares)	2,855,965	(2,855,965)
Appropriation of statutory reserves				(741)	741
Net (loss)/income				1,191			1,191	(83)	1,108
Currency translation adjustments						4,132	4,132	(16)	4,116
Ending Balance, Amount at Dec. 31, 2021	$ 84	$ 8	$ 476,057	$ (180,645)	$ 6,155	$ 1,988	$ 303,647	$ (1,880)	$ 301,767
Ending Balance, Shares at Dec. 31, 2021	337,257,946	31,619,259